Share-based payments	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

Notes to the 2017 financial statements
continued

43 Share-based payments

Rio Tinto plc and Rio Tinto Limited have a number of share-based incentive plans, which are described in detail in the Remuneration Report. These plans have been accounted for in accordance with the fair value recognition provisions of IFRS 2 “Share-based Payment”.

The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled plans), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2017	2016	2015	2017	2016
	US$m	US$m	US$m	US$m	US$m
Equity-settled plans	88	116	128	-	-
Cash-settled plans	3	-	-	15	1
Total	91	116	128	15	1

The main Rio Tinto plc and Rio Tinto Limited plans are as follows:

Share Savings Plans

Awards under these plans are settled in equity and accounted for accordingly. The fair value of each award on the day of grant was estimated using a lattice-based option valuation model, including allowance for the exercise price being at a discount to market price.

Awards are no longer granted under the Share Savings Plans as these plans were replaced by the Global Employee Share Plans in 2012. All charges have been incurred as the remaining unvested awards vested during 2017. No outstanding awards remain under these plans.

Share Option Plans

Awards are no longer granted under the Share Option Plans and all charges have been incurred as the remaining awards all vested before 2017, although there remain outstanding vested options under these plans.

UK Share Plan (formerly the Share Ownership Plan)

The fair values of Matching and Free Shares made by Rio Tinto plc are taken to be the market value of the shares on the date of purchase. These awards are settled in equity.

Performance Share Plans

Participants are generally assigned shares in settlement of their awards on vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions, including the dividends accumulated from date of award to vesting.

For the parts of awards with Total Shareholder Return (TSR) performance conditions, the fair value of the awards was calculated using a Monte Carlo simulation model taking into account the TSR performance conditions. One-third of the awards granted since 2013 are subject to an earnings performance target relative to ten global mining comparators. As this is a non-market related performance condition, under IFRS 2, the fair value recognised is reviewed at each accounting date based on the directors’ expectations for the proportion vesting. Forfeitures prior to vesting are assumed at five per cent per annum of outstanding awards (2016: five per cent per annum).

Management Share Plans

The Management Share Plans were introduced in 2007 (and re-adopted in 2017) to provide conditional share-based awards to management. The vesting of these awards is dependent on service conditions being met. In general, the awards will be settled in equity, including the dividends accumulated from date of award to vesting. The awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.

The fair value of each award on the day of grant is equal to the share price on the day of grant less a small adjustment for the timing of dividends. For awards granted in 2017 this adjustment is negligible and therefore the fair value of each award is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at seven per cent per annum of outstanding awards (2016: seven per cent per annum).

Bonus Deferral Plans

The Bonus Deferral Plans were introduced in 2009 for the mandatory deferral of 50 per cent of the bonuses for executive directors and product group executives and 25 per cent of the bonuses for other executives.

The vesting of these awards is dependent only on service conditions being met. In general, the awards will be settled in equity including the dividends accumulated from date of award to vesting. The awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions. The fair value of each award on the day of grant is equal to the share price on the day of grant less a small adjustment for the timing of dividends. For awards granted in 2017 this adjustment is negligible and therefore the fair value of each award is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at three per cent per annum of outstanding awards (2016: three per cent per annum).

Global Employee Share Plans

The Global Employee Share Plans were introduced in 2012. The Companies provide matching shares for each investment share purchased by a participant. The vesting of these matching awards is dependent on service conditions being met. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15 per cent for cancellations (caused by employees electing to withdraw their investment shares before vesting of their matching shares). Forfeitures prior to vesting are assumed at five per cent per annum of outstanding awards (2016: five per cent per annum).

Summary of options outstanding and exercisable

A summary of the status of the Companies’ equity-settled share option plans at 31 December 2017 is presented below.

Options outstanding and exercisable at 31 December 2017	Number	Weighted average exercise price per option £/A$	Weighted average remaining contractual life Years	Aggregate intrinsic value 2017 US$m
Rio Tinto plc Share Option Plan (exercise price £16 - £43)	164,119	32	2.56	2
Rio Tinto Limited Share Option Plan (exercise price A $33)	24,647	33	1.21	1
	188,766			3

As at 31 December 2017 there were no options outstanding under either the Rio Tinto plc or the Rio Tinto Limited Share Savings Plans.

As at 31 December 2016 there were 567,598 options outstanding with an aggregate intrinsic value of US$3 million.

The Management Share Plans, Performance Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan together represent 100 per cent (2016: 100 per cent) of the total IFRS 2 charge for Rio Tinto plc and Rio Tinto Limited plans in 2017.

Performance Share Plans

	Rio Tinto plc awards				Rio Tinto Limited awards
	2017 Number	Weighted average fair value at grant date 2017 £	2016 Number	Weighted average fair value at grant date 2016 £	2017 Number	Weighted average fair value at grant date 2017 A$	2016 Number	Weighted average fair value at grant date 2016 A$
Non-vested shares at 1 January	2,883,053	18.27	2,988,454	21.29	1,590,957	37.52	2,048,823	41.13
Awarded	1,198,677	24.64	1,085,974	12.81	529,776	45.84	535,418	28.66
Forfeited	(199,435)	16.28	(603,871)	17.22	(36,716)	36.59	(526,212)	36.18
Failed performance conditions	(161,966)	16.25	(203,491)	24.61	(113,857)	30.89	(161,937)	44.71
Vested	(165,055)	21.51	(384,013)	24.61	(84,284)	40.79	(305,135)	44.71
Transfers from equity to cash-settled(a)	-	-	-	-	(276,722)	40.11	-	-
Non-vested shares at 31 December	3,555,274	20.47	2,883,053	18.27	1,609,154	40.13	1,590,957	37.52

	2017 Number	Weighted average share price 2017 £	2016 Number	Weighted average share price 2016 £	2017 Number	Weighted average share price 2017 A$	2016 Number	Weighted average share price 2016 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	188,383	31.04	368,623	19.08	73,311	63.09	284,507	42.99
Vested awards settled in cash during the year (including dividend shares applied on vesting)	-	-	486	19.00	5,010	62.81	847	43.47

(a)	In 2017, an agreement was reached between the Group and a former director to settle any of their future vested awards in cash rather than equity.

In addition to the equity-settled awards shown above, there were 26,590 Rio Tinto plc and 276,722 Rio Tinto Limited cash-settled awards outstanding at 31 December 2017 (2016: 22,010 Rio Tinto plc cash-settled awards outstanding). The total liability for these awards at 31 December 2017 was US$9 million (2016: less than US$1 million).

Notes to the 2017 financial statements
continued

43 Share-based payments continued

Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2017 Number	Weighted average fair value at grant date 2017 £	2016 Number	Weighted average fair value at grant date 2016 £	2017 Number	Weighted average fair value at grant date 2017 A$	2016 Number	Weighted average fair value at grant date 2016 A$
Non-vested awards at 1 January	3,305,966	26.00	3,211,727	29.70	2,986,080	53.32	2,993,396	58.09
Awarded	1,499,374	32.50	1,673,017	20.62	1,156,078	61.05	1,405,348	45.27
Forfeited	(159,669)	29.46	(246,806)	23.02	(127,905)	53.61	(164,020)	54.48
Cancelled	(51,773)	25.82	-	-	(95,203)	51.18	-	-
Vested	(1,120,806)	30.41	(1,331,972)	28.72	(985,813)	60.06	(1,248,644)	55.54
Non-vested shares at 31 December	3,473,092	27.23	3,305,966	26.00	2,933,237	54.15	2,986,080	53.32
Comprising:
– Management Share Plan	1,897,318	27.99	1,668,590	25.79	1,617,838	55.42	1,530,814	53.88
– Bonus Deferral Plan	281,994	25.53	312,767	23.24	153,966	52.83	148,158	50.25
– Global Employee Share Plan	1,196,937	26.42	1,223,144	26.90	1,161,433	52.54	1,307,108	53.03
– UK Share Plan	96,843	27.14	101,465	27.00	-	-

	2017 Number	Weighted average fair value at grant date 2017 £	2016 Number	Weighted average fair value at grant date 2016 £	2017 Number	Weighted average fair value at grant date 2017 A$	2016 Number	Weighted average fair value at grant date 2016 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)
– Management Share Plan	653,776	35.33	758,776	20.07	577,083	67.93	701,965	43.93
– Bonus Deferral Plan	170,036	34.44	112,623	30.36	88,644	69.98	113,407	56.78
– Global Employee Share Plan	382,585	33.56	344,072	24.33	466,308	65.10	332,010	48.69
– UK Share Plan	11,120	34.56	21,082	21.92	-	-	-	-

(a)	Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables

In addition to the equity-settled awards shown above, there were 33,443 Rio Tinto plc and 87,019 Rio Tinto Limited cash-settled awards outstanding at 31 December 2017 (2016: 34,517 Rio Tinto plc and 15,239 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2017 was US$6 million (2016: less than US$1 million).

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